S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 22, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 10,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.017
Restated Memorandum [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 180,000
Over-allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	2,456,680
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	2,381,680
Thunderstone LTD [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	350,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,437,500
Common Shares [Member] | Over-allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	187,500
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	238,168
Over-allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	245,668